TAXES ON INCOME (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2016	Dec. 31, 2014
Withholding tax on dividends distributed out of income for Preferred Enterprises	20.00%
Tax rate on preferred income form a preferred enterprise	16.00%
Tax rate on preferred income form a preferred enterprise, thereafter					16.00%
Tax rate on preferred income form a preferred enterprise in development area					9.00%
Tax rate applicable to preferred enterprises located in development area	7.50%			9.00%
Tax rate applicable to preferred enterprises located in other areas				16.00%
Statutory tax rates	23.00%	23.00%	23.00%
Carryforwards Capital losses	$ 9,500
Net operating loss carryforward	800
Tax loss carryforwards	$ 800
Non-Israeli subsidiaries [Member]
Statutory tax rates	21.00%